UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):  [ ] is a restatement.

                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bernzott Capital Advisors

Address: 888 West Ventura Blvd, Suite B
         Camarillo, CA  93010

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Margaret A. Schouten
Title: Vice President and Assistant Compliance Officer
Phone: 805-389-9445
Signature,              Place,                   and Date of Signing:
Margaret A. Schouten   Camarillo, CA                  February 2, 2006
Report Type (Check only one):
[ ] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[X] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:   None




FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              None
Form 13F Information Table Entry Total:           23
Form 13F Information Table Value Total:       338157
List of Other Included Managers:                None




FORM 13F INFORMATION TABLE

                      TITLE OF                VALUE     SHARES/ SH
NAME OF ISSUER         CLASS       CUSIP     (x$1000)   PRN AMT PR

Allied Capital		COM	01903q108	22936	780934	SOLE
American States Water	COM	29899101	10427	338554	SOLE
Atmos Energy		COM	49560105	18911	722884	SOLE
Capital Automotive A	PFD	139733117	4364	174912	SOLE
Cedar Fair		LTD PART150185106	7782	272670	SOLE
Dentsply International	COM	249030107	215	4000	SOLE
Entertainment Ppty B	PFD	29380t303	4082	167300	SOLE
Entertainment PropertiesCOM	29380t105	25430	624045	SOLE
GATX			COM	361448103	8097	224419	SOLE
HRPT Properties		COM	40426w101	24439	2361254	SOLE
Health Care Property 	COM	421915109	16039	627492	SOLE
Health Care REIT	COM	42217k106	5024	148200	SOLE
Investors Financial	COM	461915100	23456	636865	SOLE
NBTY 			COM	628782104	11375	700005	SOLE
Pacific Capital Bancorp	COM	69404p101	20170	566421	SOLE
Plum Creek Timber	COM	729251108	8533	236706	SOLE
Sonoco 			COM	835495102	20937	712150	SOLE
Trustmark 		COM	898402102	22478	818285	SOLE
Trustreet Properties	COM	898404108	24387	1668082	SOLE
United Dominion Realty	COM	910197102	9598	409485	SOLE
Washington REIT		COM	939653101	18704	616293	SOLE
Weingarten Realty 	COM	948741103	4620	122200	SOLE
iStar Financial		COM	45031u101	26153	733598	SOLE